Portfolio of Investments – as of March 31, 2024 (Unaudited)
Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 98.3% of Net Assets
	Belgium — 1.0%
150,684	KBC Group NV	$11,297,096
	Canada — 1.3%
199,288	Shopify, Inc., Class A(a)	15,379,055
	Denmark — 7.0%
410,660	Novo Nordisk AS, Class B	52,676,738
970,827	Vestas Wind Systems AS(a)	27,079,859
		79,756,597
	France — 4.0%
82,979	Air Liquide SA	17,263,659
527,732	Credit Agricole SA	7,872,667
91,557	EssilorLuxottica SA	20,711,248
		45,847,574
	Germany — 4.0%
107,388	SAP SE	20,910,467
205,882	Symrise AG	24,646,308
		45,556,775
	Hong Kong — 0.9%
1,609,811	AIA Group Ltd.	10,828,511
	Japan — 4.6%
838,903	Sekisui House Ltd.	19,108,251
604,995	Takeda Pharmaceutical Co. Ltd.	16,827,256
883,176	Terumo Corp.	16,160,928
		52,096,435
	Netherlands — 4.2%
13,093	Adyen NV(a)	22,115,863
26,286	ASML Holding NV	25,483,252
		47,599,115
	Spain — 2.8%
2,524,932	Iberdrola SA	31,360,548
	Taiwan — 3.1%
259,640	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	35,324,022
	United Kingdom — 4.0%
77,573	AstraZeneca PLC	10,421,450
4,369,439	Legal & General Group PLC	14,037,587
253,132	RELX PLC	10,916,425
191,631	Unilever PLC	9,623,183
		44,998,645
	United States — 61.4%
47,724	Adobe, Inc.(a)	24,081,530
113,808	AGCO Corp.	14,000,660
Shares	Description	Value (†)
	United States — continued
158,034	American Water Works Co., Inc.	$19,313,335
262,642	Aptiv PLC(a)	20,919,435
286,624	Ball Corp.	19,306,993
114,935	Danaher Corp.	28,701,568
866,202	eBay, Inc.	45,718,142
190,084	Ecolab, Inc.	43,890,396
85,141	Edwards Lifesciences Corp.(a)	8,136,074
58,584	Eli Lilly & Co.	45,576,009
56,407	Enphase Energy, Inc.(a)	6,824,119
39,000	Intuitive Surgical, Inc.(a)	15,564,510
118,039	Mastercard, Inc., Class A	56,844,041
128,073	Microsoft Corp.	53,882,873
389,193	NextEra Energy, Inc.	24,873,325
57,736	NVIDIA Corp.	52,167,940
82,954	Palo Alto Networks, Inc.(a)	23,569,720
68,226	Roper Technologies, Inc.	38,263,870
77,987	Thermo Fisher Scientific, Inc.	45,326,824
102,415	Veralto Corp.	9,080,114
120,080	Visa, Inc., Class A	33,511,926
142,222	Waste Management, Inc.	30,314,619
69,016	Watts Water Technologies, Inc., Class A	14,669,351
183,843	Xylem, Inc.	23,759,869
		698,297,243
	Total Common Stocks (Identified Cost $932,647,292)	1,118,341,616

Principal Amount
Short-Term Investments — 1.0%
$11,399,596	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $11,404,029 on 4/01/2024 collateralized by $11,691,300 U.S. Treasury Note, 3.625% due 5/15/2026 valued at $11,627,649 including accrued interest(b) (Identified Cost $11,399,596)	11,399,596
	Total Investments — 99.3% (Identified Cost $944,046,888)	1,129,741,212
	Other assets less liabilities — 0.7%	8,342,114
	Net Assets — 100.0%	$1,138,083,326

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$ —	$11,297,096	$ —	$11,297,096
Denmark	—	79,756,597	—	79,756,597
France	—	45,847,574	—	45,847,574
Germany	—	45,556,775	—	45,556,775
Hong Kong	—	10,828,511	—	10,828,511
Japan	—	52,096,435	—	52,096,435
Netherlands	—	47,599,115	—	47,599,115
Spain	—	31,360,548	—	31,360,548
United Kingdom	—	44,998,645	—	44,998,645
All Other Common Stocks(a)	749,000,320	—	—	749,000,320
Total Common Stocks	749,000,320	369,341,296	—	1,118,341,616
Short-Term Investments	—	11,399,596	—	11,399,596
Total Investments	$749,000,320	$380,740,892	$—	$1,129,741,212

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2024 (Unaudited)
Software	14.1%
Pharmaceuticals	11.0
Semiconductors & Semiconductor Equipment	10.5
Financial Services	9.9
Chemicals	7.6
Life Sciences Tools & Services	6.5
Health Care Equipment & Supplies	5.3
Electric Utilities	5.0
Machinery	4.6
Broadline Retail	4.0
Commercial Services & Supplies	3.5
Electrical Equipment	2.4
Insurance	2.1
Other Investments, less than 2% each	11.8
Short-Term Investments	1.0
Total Investments	99.3
Other assets less liabilities	0.7
Net Assets	100.0%

Currency Exposure Summary at March 31, 2024 (Unaudited)
United States Dollar	66.8%
Euro	16.9
Danish Krone	7.0
Japanese Yen	4.6
British Pound	3.1
Hong Kong Dollar	0.9
Total Investments	99.3
Other assets less liabilities	0.7
Net Assets	100.0%